Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	7,387,746
Proposed Maximum Offering Price per Unit	1.41
Maximum Aggregate Offering Price	$ 10,416,722
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,439
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
 Consists of an additional 7,387,746 shares of common stock issuable under the Kaltura, Inc. 2021 Incentive Award Plan (the “2021 Plan”) pursuant to the terms of the 2021 Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Kaltura, Inc.’s (the “Registrant”) common stock as reported on The Nasdaq Global Select Market on March 11, 2026.
The Registrant does not have any fee offsets.